Unaudited Consolidated Statements of (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Revenues (note 8)	$ 284,464	$ 311,234	$ 591,172	$ 576,217
Voyage expenses	(17,588)	(20,716)	(35,932)	(43,233)
Vessel operating expenses (note 8)	(90,761)	(94,823)	(186,113)	(174,390)
Time-charter hire expenses	(18,829)	(10,762)	(34,151)	(17,745)
Depreciation and amortization	(74,057)	(71,803)	(148,979)	(129,797)
General and administrative (notes 8 and 13)	(13,821)	(16,083)	(28,290)	(31,102)
(Write down) and gain on sale of vessels (note 14)	(43,650)	(500)	(43,650)	(14,353)
Restructuring charge (note 7)	(1,487)	(135)	(1,487)	(135)
Income from vessel operations	24,271	96,412	112,570	165,462
Interest expense (notes 6, 8 and 9)	(33,347)	(31,380)	(69,373)	(56,179)
Interest income	293	141	697	276
Realized and unrealized (losses) gains on derivative instruments (note 9)	(62,037)	49,729	(122,527)	(13,079)
Equity income	3,626	9,720	8,909	13,811
Foreign currency exchange loss (note 9)	(13,087)	(1,739)	(15,925)	(6,383)
Other (expense) income - net (notes 4 and 11d)	(21,286)	385	(21,277)	639
(Loss) income before income tax recovery	(101,567)	123,268	(106,926)	104,547
Income tax recovery (note 10)	1,438	111	4,274	190
Net (loss) income	(100,129)	123,379	(102,652)	104,737
Non-controlling interests in net (loss) income	2,496	3,638	4,384	7,636
Preferred unitholders' interest in net (loss) income (note 12)	10,314	4,791	21,063	7,510
General Partner’s interest in net (loss) income	(2,260)	6,153	(2,563)	9,917
Limited partners' interest in net (loss) income	$ (110,679)	$ 93,282	$ (125,536)	$ 69,573
Limited partner's interest in net (loss) income per common unit
- basic (note 12) (usd per share)	$ (1.18)	$ 1.01	$ (1.32)	$ 0.75
- diluted (note 12) (usd per share)	$ (1.18)	$ 1.01	$ (1.32)	$ 0.75
Weighted-average number of common units outstanding:
- basic (shares)	107,794,323	92,413,598	107,424,853	92,402,772
- diluted (shares)	107,794,323	92,457,480	107,424,853	92,470,600
Cash distributions declared per unit	$ 0.11	$ 0.5384	$ 0.22	$ 1.0768
Dropdown Predecessor [Member]
Net (loss) income	$ 0	$ 15,515	$ 0	$ 10,101